ORDINARY SHARES (Details Narrative)							7 Months Ended	9 Months Ended	12 Months Ended
	May 06, 2025 shares	Apr. 15, 2025 shares	Mar. 28, 2025 $ / shares shares	Sep. 23, 2024 shares	May 30, 2024 shares	May 29, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 16, 2025 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) shares	Jun. 06, 2025 shares	May 13, 2025 shares	Mar. 28, 2025 $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 HKD ($) shares
Cayson Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock shares authorized							2,000,000	2,000,000	2,000,000							2,000,000
Preferred stock, par value | (per share)							$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001
Preferred stock, shares issued							0	0	0							0
Preferred stock, shares outstanding							0	0	0							0
Class A ordinary shares, authorized							200,000,000	200,000,000	200,000,000							200,000,000
Ordinary shares, par value | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued							1,830,000	1,830,000	1,830,000							1,830,000
Ordinary shares, outstanding							1,830,000	1,830,000	1,830,000							1,830,000
Odinary shares subject to possible redemption							6,000,000	6,000,000	6,000,000							6,000,000
Transaction expenses | $								$ 280,725
Cayson Acquisition Corp [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering				230,000			230,000	230,000	230,000
Cayson Acquisition Corp [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued						1,725,000	1,500,000	1,500,000	1,500,000
Cayson Acquisition Corp [Member] | EBC Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued					100,000		100,000	100,000	100,000
North Water Investment Group Holdings Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock shares authorized			10,000,000												10,000,000
Preferred stock, par value | $ / shares															$ 0.0001
Class A ordinary shares, authorized							400,000,000		400,000,000					9,000		400,000,000		400,000,000
Ordinary shares, par value | $ / shares							$ 0.0001		$ 0.0001								$ 0.0001
Ordinary shares, issued							21,052,632		21,052,632					1,000		21,052,632		21,052,632
Ordinary shares, outstanding							21,052,632		21,052,632							21,052,632		21,052,632
Shares issued	100,000
Contract liabilities							$ 3,879		$ 3,879							$ 30,000
North Water Investment Group Holdings Limited [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Class A ordinary shares, authorized			400,000,000												400,000,000
Ordinary shares, par value | $ / shares															$ 0.0001
Ordinary shares, issued							42,105,264		42,105,264				21,052,632			42,105,264
Ordinary shares, outstanding							42,105,264		42,105,264							42,105,264
Shares issued		15,200,000											5,852,632
North Water Investment Group Holdings Limited [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Class A ordinary shares, authorized			90,000,000												90,000,000
Ordinary shares, par value | $ / shares															$ 0.0001
Ordinary shares voting rights			each Class B ordinary share is entitled to twenty votes
Shares issued		4,799,999	1												1
Shares repurchased		4,799,999	1
Mango Financial Group Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock shares authorized			10,000,000												10,000,000
Class A ordinary shares, authorized							400,000,000		400,000,000		400,000,000	400,000,000		9,000		400,000,000
Ordinary shares, par value | $ / shares			$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, issued							42,105,264		42,105,264	42,105,264	42,105,264	42,105,264		1,000		42,105,264
Ordinary shares, outstanding							42,105,264		42,105,264	42,105,264	42,105,264	42,105,264				42,105,264
Shares issued	100,000
Contract liabilities											$ 514,287	$ 4,021,720				$ 30,000
Contract with Customer, Liability, Noncurrent											$ 305,907	$ 2,392,195
Mango Financial Group Limited [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Class A ordinary shares, authorized			400,000,000												400,000,000
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, issued		15,200,000	21,052,632												21,052,632
Mango Financial Group Limited [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Class A ordinary shares, authorized			90,000,000												90,000,000
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, issued		4,799,999	1										5,852,632		1